Shareholder Report, Holdings (Details) - C000087836	Aug. 31, 2024
Best Buy Co., Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Prudential Financial, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
MetLife, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Zoom Video Communications, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Aflac, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Hartford Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	0.20%
MongoDB, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Mastercard, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	0.20%
Industrials
Holdings [Line Items]
Percent of Total Investments	16.10%
Financials
Holdings [Line Items]
Percent of Total Investments	15.20%
Information Technology
Holdings [Line Items]
Percent of Total Investments	15.20%
Health Care
Holdings [Line Items]
Percent of Total Investments	12.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.00%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.60%
Real Estate
Holdings [Line Items]
Percent of Total Investments	6.20%
Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
Utilities
Holdings [Line Items]
Percent of Total Investments	5.20%
Energy
Holdings [Line Items]
Percent of Total Investments	4.70%
Communication Services
Holdings [Line Items]
Percent of Total Investments	4.20%